Financial instruments (Details 5) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	kr 64,004	kr (30,720)
Effect on equity	(49,845)	(36,478)
U S D [Member]
IfrsStatementLineItems [Line Items]
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	38,615	55,618
Effect on equity	(48,356)	(27,306)
E U R [Member]
IfrsStatementLineItems [Line Items]
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	20,806	1,141
Effect on equity	(679)	(5,738)
N O K [Member]
IfrsStatementLineItems [Line Items]
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	716	1,858
Effect on equity	(188)	(2,693)
Others [Member]
IfrsStatementLineItems [Line Items]
Consolidated Statements of Loss and Other Comprehensive Income/(Loss)	2,221	320
Effect on equity	kr (622)	kr (741)